Note 12 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Gain / (loss) on derivatives, net	$ 0	$ (229,934)
Not Designated as Hedging Instrument [Member]
Gain / (loss) on derivatives, net	0	(229,934)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Unrealized (Loss) / Gain [Member]
Gain / (loss) on derivatives, net	0	(342,084)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain / (loss) on derivatives, net	$ 0	$ 112,150